Other Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Assets
Schedule of other assets

	March 31,	December 31,
	2021	2020
Other Current Assets:
Lease receivable, net	$22	$36
Stock issuance costs	47	72
Prepaid expenses	5,857	679
Interest receivable	729	—
Deferred transaction costs	—	5,892
Total Other Current Assets	$6,655	$6,679
Other Assets:
Lease receivable, net	$16	$16
Stock issuance costs	72	48
Security deposits	3,249	235
Total Other Assets	$3,337	$299

	2020	2019
Other Current Assets:
Lease receivable, net	$36	$13
Deferred acquisition costs	72	32
Prepaid expenses	679	189
Stock issuance costs	5,892	—
Total Other Current Assets	$6,679	$234
Other Assets:
Lease receivable, net	$16	$38
Deferred acquisition costs	48	50
Security deposits	235	255
Total Other Assets	$299	$343

Schedule of deferred acquisitions cost

	2020	2019
Beginning	$82	$22
Written	173	93
Amortized	(135)	(33)
Ending	120	82
Less: current portion	72	32
Non-current	48	50
Total Deferred Acquisition Costs	$120	$82